Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 07, 2017
Registrant Name	AdvisorShares Trust
Central Index Key	0001408970
Amendment Flag	false
Document Creation Date	Dec. 07, 2017
Document Effective Date	Dec. 07, 2017
Prospectus Date	Dec. 07, 2017
AdvisorShares Vice ETF | AdvisorShares Vice ETF
Prospectus [Line Items]
Trading Symbol	ACT